SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS

The Company evaluated all events and transactions occurring subsequent to November 30, 2025, through the date the financial statements were issued for items requiring adjustment to or disclosure in the accompanying financial statements and notes to the financial statements noting no such events or transactions other than those described below.

On December 17, 2025, the Company, as a co-registrant with PubCo, filed an amended Form S-4 with the SEC in respect of the “de-SPAC” transaction in accordance with the Amended BCA.

On January 9, 2026, the Company, as a co-registrant with PubCo, filed an amended Form S-4 with the SEC in respect of the “de-SPAC” transaction in accordance with the Amended BCA.